Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and Their Relationship and Related Party Balances

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025.

Name of related parties	Relationship with the Group
Yin Shenping (Mr. Yin)	Chairman of the Board
Beijing Baihengda Petroleum Technology Co., Ltd (Beijing Baihengda)	Mr. Yin holds 10% equity interest in Beijing Baihengda

The following related party balances are non-interest bearing:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Amounts due to related parties:
Yin Shenping (1)	$16,751	$-
	$16,751	$-
Loan payable – related party:
Beijing Baihengda (2)	$2,582,500	$2,534,490
	$2,582,500	$2,534,490

(1)	The balance was a rent payable to Mr. Yin.

(2)

Mr. Yin became a 10% equity owner in Beijing Baihengda on March 18, 2025. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party. See NOTE 12 – LOAN PAYABLE – RELATED PARTY.